Discontinued operations	6 Months Ended
Jun. 30, 2024
Discontinued Operations [Abstract]
Discontinued operations

Note 5. Discontinued operations

Accounting policies

Non-current assets held for sale and disposal groups

In accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, non-current assets (including property, plant and equipment and intangible assets) and disposal groups (a group of assets to be disposed of) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction and when the following conditions are met: i) management is committed to a plan to sell; ii) the asset or disposal group is available for immediate sale; iii) an active program to locate a buyer is initiated; iv) the sale is highly probable, within 12 months of classification as held for sale; v) the asset or disposal group is being actively marketed for sale at a sales price reasonable in relation to its fair value; and vi) actions required to complete the plan indicate that it is unlikely that plan will be significantly changed or withdrawn.

Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell, as appropriate.

Depreciation and amortization on these assets cease when they meet the criteria to be classified as non-current assets held for sale.

Non-current assets and related liabilities classified as held for sale are presented separately and are considered as current items in the statement of consolidated financial position.

Discontinued operations

The Group classifies as discontinued operations a component of the Group that either has been disposed of, or is classified as held for sale, and i) represents a separate major line of business or geographical area of operations; ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or iii) is a subsidiary acquired exclusively with a view to resell.

The components of profit or loss after taxes from discontinued operations and the post-tax gain or loss recognized on the measurement to fair value less costs to sell or on the disposal of the assets or disposal groups constituting the discontinued operation would be presented as a single line item in the statement of consolidated comprehensive income.

Cash flows generated by the assets or disposal groups constituting the discontinued operation are presented as a single line item within each of the categories of cash flows in the statement of consolidated cash flows.

Details of discontinued operations and disposal groups

On November 23, 2022, Calyxt received a non-binding letter of intent from Cibus Global regarding a potential reverse merger with Calyxt (with Calyxt absorbing Cibus Global) (the "Merger"). On January 13, 2023, Calyxt, Calypso Merger Subsidiary, LLC, a wholly-owned subsidiary of Calyxt, Cibus Global and certain other parties, entered into a merger agreement with respect to the Merger. In connection with the merger agreement, Cellectis executed a voting agreement with Cibus Global to vote in favor of and approve all the transactions contemplated by the merger agreement, subject to the terms and conditions thereof.

On May 31, 2023, Calyxt consummated the Merger, and effective on June 1, 2023, the combined company operates under the name Cibus, Inc. Consequently, Cellectis S.A. owned 2.9% of the equity interests of the merged combined company, resulting in a loss of control by the Group over Calyxt. The combined company operates under the name of Cibus, Inc. Cellectis S.A. owned 479,264 shares out of Calyxt’s total outstanding shares of 997,745 shares immediately prior to the Merger (in each case, after giving effect to Calyxt’s 1-for-10 reverse stock split, which became effective on April 24, 2023, and Calyxt’s 1-for-5 reverse stock split, which became effective on May 31, 2023). Among other things, as part of the Merger, each share of Calyxt’s common stock existing and outstanding immediately prior to the Merger remained outstanding as a share of Class A Common Stock, without any conversion or exchange thereof, and Calyxt issued approximately 16,527,484 shares of Class A Common Stock to unitholders of Cibus Global based on an exchange ratio set forth in the Merger Agreement.

The Group considers that Calyxt met the definition of a group of assets held for sale as the criteria defined by IFRS 5 were met on November 23, 2022 and until the loss of control and deconsolidation on May 31, 2023. In the present financial statements, Calyxt is therefore classified as a discontinued operation for the six-month period ended June 30, 2023. As Calyxt was deconsolidated on May 31, 2023, the six-month period ended June 30, 2024 do not include Calyxt's results.

As prescribed by IFRS 5, Calyxt’s assets and liabilities were measured at the lower of their carrying amount and their fair value less costs to sell from November 23, 2022 and until derecognition on May 31, 2023. No gain or loss was recognized pursuant to this measurement.

The results of Calyxt are as follows :

	For the six-month period ended June 30,
	2023 *	2024

Revenues and other income	43	-
Operating expenses	(10,944)	-
Operating income (loss)	(10,901)	-
Net Financial gain (loss)	19,293	-
Profit from deconsolidation
Net income (loss) from discontinued operations	8,392	-

* These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)

The earning per share attributable to Calyxt is as follows :

	For the six-month period ended June 30,
	2023 *	2024

Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	0.29	-
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	0.29	-

* These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)

The net cash flows attributable to Calyxt are as follows:

	For the six-month period ended June 30,
	2023 *	2024

Net cash flows provided by (used in) operating activities of discontinued operations	(3,644)
Net cash flows provided by (used in) investing activities of discontinued operations	79
Net cash flows provided by (used in) financing activities of discontinued operations	1,781
(Decrease) increase in cash and cash equivalents	(1,784)

* These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)